Summary of Significant Accounting Policies (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 28, 2023 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Mar. 31, 2023 USD ($) Kilometers shares	Mar. 31, 2022 USD ($)	Dec. 31, 2023 shares	Dec. 31, 2023 Kilometers	Dec. 31, 2023 miles	Apr. 30, 2021 shares
Summary of Significant Accounting Policies [Line Items]
Deferred revenue (in Dollars) | $		$ 99,899		$ 99,899		$ 260,705	$ 277,398
Disposed vehicles crossed in kilometres						120,000			120,000	75,000
Expected dividend yield						0.00%	0.00%
Preferred stock, shares issued (in Shares)	99,309,415
Deferred revenue (in Dollars) | $						$ 260,705	$ 277,399
Revenue percentage						10.00%	10.00%
Estimated useful life assets						3 years
Realisable value						1 year
Lease term percentage						75.00%
Economic life percentage						25.00%
Lease payments percentage						90.00%
Advertising expense (in Dollars) | $						$ 3,329,731	$ 4,748,059
Recognized income tax percentage		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Requisite service period				6 months
Residual value, percentage						0.00%
Exercise period stock option							3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Requisite service period				4 years
Residual value, percentage						30.00%
Exercise period stock option							5 years
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Expected dividend yield				0.00%
Debt conversion shares (in Shares)	32,999,472
Series E Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, shares issued (in Shares)	29,999,520					1		1			15,005,368
Income tax [Member]
Summary of Significant Accounting Policies [Line Items]
Recognized income tax percentage						50.00%
Convertible Note Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Debt conversion shares (in Shares)		4,248,178